SUBSEQUENT EVENTS - Additional Information (Details) $ in Millions	Mar. 14, 2025 Vote shares	Jul. 26, 2018 Vote	Mar. 13, 2025 USD ($)	Apr. 23, 2024 USD ($)	Apr. 21, 2023 USD ($)
Subsequent Event | New Share Repurchase Program
SUBSEQUENT EVENTS
Authorized amount to repurchase shares | $			$ 30
American Depositary Shares | New Share Repurchase Program
SUBSEQUENT EVENTS
Authorized amount to repurchase shares | $				$ 50	$ 50
Class A ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, vote per share		1
Class A ordinary shares | Subsequent Event | Enduring Wealth Capital Limited
SUBSEQUENT EVENTS
Ordinary shares, vote per share	1
Class B Ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, vote per share		20
Class B Ordinary shares | Subsequent Event | Enduring Wealth Capital Limited
SUBSEQUENT EVENTS
Number of shares proposed to acquire | shares	10,000,000
Ordinary shares, vote per share	20